CONDENSED CONSOLIDATED STATEMENTS OF MEMBER'S EQUITY - USD ($) $ in Thousands	Cumulative effect period of adoption adjusted balance Member's Capital	Cumulative effect period of adoption adjusted balance Accumulated Other Comprehensive Comprehensive	Cumulative effect period of adoption adjusted balance Accumulated Deficit	Cumulative effect period of adoption adjusted balance	Member's Capital	Accumulated Other Comprehensive Comprehensive	Accumulated Deficit	Total
Balance at beginning of period at Feb. 28, 2018					$ 409,741	$ 1,726	$ (91,337)	$ 320,130
Repurchase of membership units					(1,564)			(1,564)
Unit-based compensation expense					8,166			8,166
Balance at ending of period at Feb. 28, 2019	$ 425,822	$ (1,124)	$ (117,132)	$ 307,566	425,822	(1,124)	(121,455)	303,243
Investment by member					5			5
Repurchase of membership units					(116)			(116)
Unit-based compensation expense					6,173			6,173
Net loss and other comprehensive loss						1,588	(80,421)	(78,833)
Balance at ending of period at Nov. 30, 2019					431,884	464	(197,553)	234,795
Balance at beginning of period at Feb. 28, 2019	$ 425,822	$ (1,124)	$ (117,132)	$ 307,566	425,822	(1,124)	(121,455)	303,243
Repurchase of membership units					(115)			(115)
Unit-based compensation expense					8,222			8,222
Net loss and other comprehensive loss								(101,144)
Balance at ending of period at Feb. 29, 2020					433,992	(898)	(218,502)	214,592
Investment by member					3,384			3,384
Unit-based compensation expense					5,953			5,953
Net loss and other comprehensive loss						57	(68,359)	(68,302)
Balance at ending of period at Nov. 30, 2020					$ 443,329	$ (841)	$ (286,861)	$ 155,627